NOTE 4. RELATED PARTY TRANSACTIONS (Detail Narrative) (USD $)	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Note 4. Related Party Transactions Detail Narrative
Stock issued in exchange for services, shares		10,000,000
Stock issued in exchange for services, value		$ 1,000
General and administrative expense forgiven	$ 500